Share-based compensation - SOP III Awards Granted (Details) - SOP III - $ / shares		12 Months Ended
	Dec. 16, 2014	Mar. 31, 2018	Feb. 12, 2018	Dec. 05, 2017	Nov. 17, 2017	Nov. 16, 2017	Aug. 22, 2017	Jun. 27, 2017	May 22, 2017	Feb. 15, 2017	Nov. 14, 2016	Nov. 10, 2016	Aug. 31, 2016	Jun. 27, 2016	Apr. 01, 2016	Feb. 11, 2016	Jan. 01, 2016	May 12, 2015
SARs and PSAs
Fair value assumptions
Risk-free interest rate (as a percent)	2.00%
Expected dividend yield (as a percent)	0.00%
Attrition rate	3.00%
Volatility factor (as a percent)	40.00%
Share price (in dollars per share)	$ 36.21		$ 54.2	$ 51.9	$ 53.2	$ 46.95	$ 48.1	$ 62.2	$ 65.6	$ 57.55	$ 54.85	$ 48.85	$ 51.31	$ 52.66	$ 58.3	$ 56.46	$ 55.64	$ 71.36
PSAs
Share-based compensation
Vesting awards (in shares)		308,886
Number of shares granted (in shares)	1,490,319
PSAs | For the year ended March 31, 2016
Share-based compensation
Vesting awards (in shares)	264,690
PSAs | For the year ended March 31, 2017
Share-based compensation
Vesting awards (in shares)	356,612
PSAs | For the year ended March 31, 2018
Share-based compensation
Vesting awards (in shares)	361,272
PSAs | For the year ended March 31, 2019
Share-based compensation
Vesting awards (in shares)	507,745
SARs
Share-based compensation
Vesting awards (in shares)		93,288
Number of shares granted (in shares)	560,781
SARs | For the year ended March 31, 2016
Share-based compensation
Vesting awards (in shares)	91,652
SARs | For the year ended March 31, 2017
Share-based compensation
Vesting awards (in shares)	134,339
SARs | For the year ended March 31, 2018
Share-based compensation
Vesting awards (in shares)	139,275
SARs | For the year ended March 31, 2019
Share-based compensation
Vesting awards (in shares)	195,515
RSUs
Share-based compensation
Vesting awards (in shares)		322,942
Number of shares granted (in shares)	1,059,843
RSUs | For the year ended March 31, 2016
Share-based compensation
Vesting awards (in shares)	145,144
RSUs | For the year ended March 31, 2017
Share-based compensation
Vesting awards (in shares)	240,340
RSUs | For the year ended March 31, 2018
Share-based compensation
Vesting awards (in shares)	360,008
RSUs | For the year ended March 31, 2019
Share-based compensation
Vesting awards (in shares)	314,351